Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other operating activities
Unrealized foreign exchange losses	$ 12,840	$ 6,703
Share-based compensation expense	3,936	5,128
Interest expense (Note 25)	5,311	3,660
Investment loss	16,221	59,722
Gains on derivatives (Note 8(d))	(7,336)	(5,393)
Loss from equity investees (Note 13)	(45,033)	(4,347)
Losses (gains) on disposition of mineral properties, plant and equipment (Note 11)	2,439	(32,167)
Net realizable value inventory charge (Note 22)	97,742	8,719
Other inflows (outflows) of cash, classified as operating activities	17,190	(22,069)
Changes in non-cash operating working capital items:
Trade and other receivables	(12,692)	(2,874)
Inventories	(50,035)	(82,885)
Prepaid expenses	2,546	1,049
Accounts payable and accrued liabilities	20,711	18,086
Provisions	(2,567)	(4,445)
Changes in non-cash working capital	(42,037)	(71,069)
Significant non-cash items [Abstract]
Increase (decrease) through share-based payment transactions, equity	2,497	3,312
Cash and Cash Equivalents
Cash in banks	107,005	283,550
Issued capital [member]
Significant non-cash items [Abstract]
Increase (decrease) through share-based payment transactions, equity	$ 2,497	$ 3,312